21. EQUITY (Details 4) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
EquityAbstractLineItems [Line Items]
Shares at the beginning of the period	811,759,800	811,416,022	811,139,545
Purchase of treasury shares	(4,836,000)
Delivery of restricted shares	783,362	343,778	276,477
Shares at the end of the period	807,707,162	811,759,800	811,416,022
Treasury shares [member]
EquityAbstractLineItems [Line Items]
Shares at the beginning of the period	713,446	1,057,224	1,333,701
Purchase of treasury shares	4,836,000
Delivery of restricted shares	(783,362)	(343,778)	(276,477)
Shares at the end of the period	4,766,084	713,446	1,057,224